Net Loss Per Share - Schedule of Diluted Loss Per Share Anti-Dilutive (Details) - shares	3 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024	Mar. 31, 2023
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities	11,798,977		11,500,680		11,643,768		11,500,226		11,521,080	4,272,062
Convertible preferred stock [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities										3,201,201
Preferred Stock Warrants [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities										1,037,177
Stock Options [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities									11	8
SSCPN [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities										15,307
Public Warrants [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities	11,500,000		11,500,000		11,500,000		11,500,000		11,500,000
Private Warrants [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities	19,416	[1]	644	[1]	19,416	[1]	214	[1]	19,416
Unsecured Convertible Note [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities			35				12		1,653
Derivative Financial Instruments [Member]
Schedule of Diluted Loss Per Share Anti-Dilutive [Line Items]
Antidilutive outstanding securities										18,369

[1]	The computation of diluted earnings per common share excludes the 11 common stock options (204 prior to Second Reverse Stock Split and 20,425 prior to First Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 1 common stock option (7 prior to Second Reverse Stock Split and 674 prior to First Reverse Stock Split) for the three months and 1 common stock option (2 prior to Second Reverse Stock Split and 224 prior to First Reverse Stock Split) for the nine months ended December 31, 2023 respectively and the 19,416 private warrants (380,011 prior to Second Reverse Stock Split and 37,956,206 prior to First Reverse Stock Split) for the three months and nine months ended December 31, 2024 respectively and 35 private warrants (12,876 prior to Second Reverse Stock Split and 1,287,616 prior to First Reverse Stock Split) for the three months and 12 private warrants (4,276 prior to Second Reverse Stock Split and 427,639 prior to First Reverse Stock Split) for nine months ended December 31, 2023 respectively.